Shareholder Loans and liabilities to banks - Revolving credit facilities (Details) € in Thousands	12 Months Ended
	Jun. 30, 2022 EUR (€) item	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)
Disclosure of detailed information about borrowings
Number of revolving credit facilities | item	2
Net repayment		€ 74,990	€ 84,399
Revolving credit facilities
Disclosure of detailed information about borrowings
Number of revolving credit facilities | item	2
Borrowings	€ 0
Net repayment		€ 10,000
Revolving credit facilities | Maximum
Disclosure of detailed information about borrowings
Maximum borrowing capacity	60,000
Revolving credit facilities | Matures on December 31, 2023
Disclosure of detailed information about borrowings
Amount maturing per individual revolving credit facility	€ 30,000